Revenue (Details) - Schedule of unfulfilled performance obligations	Sep. 30, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
2022 Total unfulfilled performance obligations	$ 65.7
2023 Total unfulfilled performance obligations	2.4
2024 Total unfulfilled performance obligations	31.1
2025 Total unfulfilled performance obligations	18.7
Total unfulfilled performance obligations	13.5
Triumph Subsea Construction Limited [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
2022 Total unfulfilled performance obligations	54.2
2023 Total unfulfilled performance obligations
2024 Total unfulfilled performance obligations	27.1
2025 Total unfulfilled performance obligations	13.6
Total unfulfilled performance obligations	13.5
All Other Performance Obligations [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
2022 Total unfulfilled performance obligations	11.5
2023 Total unfulfilled performance obligations	2.4
2024 Total unfulfilled performance obligations	4
2025 Total unfulfilled performance obligations	5.1
Total unfulfilled performance obligations